Vanguard Total International Stock Index Fund Annual Fund Operating Expenses - Institutional Select Prospectus [Member] - Vanguard Total International Stock Index Fund - Institutional Select Shares	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.037%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.009%
Expenses (as a percentage of Assets)	0.046%